SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2024
SHAREHOLDERS' EQUITY.
SHAREHOLDERS' EQUITY

18— SHAREHOLDERS’ EQUITY

18-1     Common stock

As of December 31, 2024, EDAP TMS S.A.’s common stock consisted of 37,661,619 issued shares fully paid and with a par value of €0.13 each. 37,392,086 of the shares were outstanding.

18-2     Pre-emptive subscription rights

Shareholders have preemptive rights to subscribe on a pro rata basis for additional shares issued by the Company for cash. Shareholders may waive such preemptive subscription rights at an extraordinary general meeting of shareholders under certain circumstances. Preemptive subscription rights, if not previously waived, are transferable during the subscription period relating to a particular offer of shares.

18-3     Dividend rights

Dividends may be distributed from the statutory retained earnings, subject to the requirements of French law and the Company’s by-laws. The Company has not distributed any dividends since its inception as the result of an accumulated statutory deficit of €15,630 thousand. Dividend distributions, if any, will be made in euros. The Company has no plans to distribute dividends in the foreseeable future.

18-4     Treasury stock

As of December 31, 2024, all 269,533 shares held as treasury stock consisted of (i), 89,243 shares acquired between August and December 1998 and (ii) 180,290 shares acquired in June and July 2001 for a total of €590 thousand. All treasury stocks have been acquired to cover stock purchase options (see Note 18-5).

18-5     Stock-option and free share plans

As of December 31, 2024, EDAP TMS S.A. sponsored four stock purchase and subscription option plans open to employees of EDAP TMS group:

On February 18, 2016, the shareholders authorized the Board of Directors to grant up to 1,000,000 options to subscribe to 1,000,000 new shares at a fixed price to be set by the Board of Directors. Conforming to this stock option plan, the Board of Directors granted 575,000 options to subscribe to new shares to certain employees of EDAP TMS on April 26, 2016. The exercise price was fixed at €3.22 per share. Options were to begin vesting one year after the date of grant and all options were fully vested as of April 26, 2020 (i.e., four years after the date of grant). The options will expire on April 26, 2026 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. The total fair value of the options granted under this plan was €960 thousand. This non-cash compensation expense was recognized in the Company’s operating expenses over a period of 48 months (using the graded vesting method).

Conforming to this February 18, 2016 stock option plan, the Board of Directors granted 260,000 options to subscribe to new shares to certain employees of EDAP TMS on April 25, 2017. The exercise price was fixed at €2.39 per share. Options were to begin vesting one year after the date of grant and all options were fully vested as of April 25, 2021 (i.e., four years after the date of grant). The options will expire on April 25, 2027 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. The total fair value of the options granted on April 25, 2017 under this plan was €335 thousand. This non-cash compensation expense was recognized in the Company’s operating expenses over a period of 48 months (using the graded vesting method).

Conforming to this February 18, 2016 stock option plan, the Board of Directors granted 165,000 options to subscribe to new shares to certain employees of EDAP TMS on August 29, 2018. The exercise price was fixed at €2.65 per share. Options were to begin vesting one year after the date of grant and all options were fully vested as of August 29, 2022 (i.e., four years after the date of grant). The options will expire on August 29, 2029 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. The total fair value of the options granted on August 29, 2018 under this plan was €219 thousand. This non-cash compensation expense was recognized in the Company’s operating expenses over a period of 48 months (using the graded vesting method).

Conforming to this February 18, 2016 stock option plan, the Board of Directors granted 155,000 options to subscribe to new shares to certain employees of EDAP TMS on April 4, 2019. Forfeited options corresponding to employees’ departures were re-allocated. The exercise price was fixed at €3.90 per share. Options were to begin vesting one year after the date of grant and all options were fully vested as of April 4, 2023 (i.e., four years after the date of grant). The options will expire on April 4, 2029 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. The total fair value of the options granted on April 4, 2019 under this plan was €299 thousand. This non-cash compensation expense is recognized in the Company’s operating expenses over a period of 48 months (using the graded vesting method).

The impact of this February 18, 2016 Plan on operating income, in accordance with ASC 718, was €25 thousand and €3 thousand in 2022 and 2023, respectively.

Under this 2016 plan, 361,080 options are outstanding and are exercisable at December 31, 2024.

On June 28, 2019, the shareholders authorized the Board of Directors to grant up to a maximum of 358,528 options to purchase pre-existing shares and to grant 1,000,000 options to subscribe to 1,000,000 new shares at a fixed price to be set by the Board of Directors. Conforming to this June 28, 2019 stock option plan, the Board of Directors granted 292,428 options to purchase pre-existing shares and 1,000,000 options to subscribe to new shares to certain employees of EDAP TMS on June 11, 2021. The exercise price was fixed at €5.59 per share. Options were to begin vesting six months after the date of grant and most options will be fully vested as of June 11, 2024 (i.e., three years after the date of grant). On March 29, 2023, the vesting of 270,000 of these options was accelerated and such options may vest immediately. The options will expire on June 11, 2031 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. The total fair value of subscription options granted on June 11, 2021 under this plan was €681 thousand and the total fair value of purchase options was €2,371 thousand. This non-cash compensation expense is recognized in the Company’s operating expenses over a period of 36 months (using the graded vesting method).

The impact of this June 28, 2019 Plan on operating income, in accordance with ASC 718, was €1,104 thousand, €410 thousand and €32 thousand in 2022, 2023 and 2024, respectively.

Under this 2019 plan, 954,533 options are outstanding and are exercisable at December 31, 2024.

On June 30, 2021, the shareholders authorized the Board of Directors to grant up to a maximum of 2,000,000 options to subscribe to 2,000,000 new shares at a fixed price to be set by the Board of Directors. Conforming to this June 30, 2021 stock-option plan, the Board of Directors granted:

(i)	100,000 options to subscribe to new shares to certain employees of EDAP TMS on November 17, 2021. The exercise price was fixed at €5.18 per share. Options were to begin vesting six months after the date of grant and all options will be fully vested as of November 17, 2024 (i.e., three years after the date of grant). The options will expire on November 17, 2031 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. The total fair value of the options granted on November 17, 2021 under this plan was €229 thousand. This non-cash compensation expense is recognized in the Company’s operating expenses over a period of 36 months (using the graded vesting method).
(ii)	144,000 options to subscribe to new shares to certain employees of EDAP TMS on May 17, 2022. The exercise price was fixed at €6.41 per share. Options were to begin vesting six months after the date of grant and all options will be fully vested as of May 17, 2025 (i.e., three years after the date of grant). The options will expire on May 17, 2032 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. The total fair value of the options granted on May 17, 2022 under this plan was €450 thousand. This non-cash compensation expense is recognized in the Company’s operating expenses over a period of 36 months (using the graded vesting method).
(iii)	32,000 options to subscribe to new shares to certain employees of EDAP TMS on November 8, 2022. The exercise price was fixed at €10.32 per share. Options were to begin vesting six months after the date of grant and all options will be fully vested as of November 8, 2025 (i.e., three years after the date of grant). The options will expire on November 8, 2032 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. The total fair value of the options granted on November 8, 2022 under this plan was
€161 thousand. This non-cash compensation expense was recognized in the Company’s operating expenses over a period of 36 months (using the graded vesting method).
(iv)	395,000 options to subscribe to new shares to certain employees of EDAP TMS on December 15, 2022. The exercise price was fixed at €9.94 per share. Options were to begin vesting six months after the date of grant and all options will be fully vested as of December 15, 2025 (i.e., three years after the date of grant). The options will expire on December 15, 2032 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. The total fair value of the options granted on December 15, 2022 under this plan was €1,858 thousand. This non-cash compensation expense is recognized in the Company’s operating expenses over a period of 36 months (using the graded vesting method).
(v)	125,000 options to subscribe to new shares to certain employees of EDAP TMS on April 5, 2023. The exercise price was fixed at €9.96 per share. Options were to begin vesting six months after the date of grant and all options will be fully vested as of April 5, 2026 (i.e., three years after the date of grant). The options will expire on April 5, 2033 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. The total fair value of the options granted on April 5, 2023 under this plan was €687 thousand. This non-cash compensation expense is recognized in the Company’s operating expenses over a period of 36 months (using the graded vesting method).
(vi)	200,000 options to subscribe to new shares to certain employees of EDAP TMS on May 2, 2023. The exercise price was fixed at €10.10 per share. Options were to begin vesting six months after the date of grant and all options will be fully vested as of May 2, 2026 (i.e., three years after the date of grant). The options will expire on May 2, 2033 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. The total fair value of the options granted on May 2, 2023 under this plan was €1,183 thousand. This non-cash compensation expense is recognized in the Company’s operating expenses over a period of 36 months (using the graded vesting method).
(vii)	50,000 options to subscribe to new shares to certain employees of EDAP TMS on May 31, 2023. The exercise price was fixed at €9.32 per share. Options were to begin vesting six months after the date of grant and all options will be fully vested as of May 31, 2026 (i.e., three years after the date of grant). The options will expire on May 31, 2033 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. The total fair value of the options granted on May 31, 2023 under this plan was €270 thousand. This non-cash compensation expense is recognized in the Company’s operating expenses over a period of 36 months (using the graded vesting method).
(viii)	177,000 options to subscribe to new shares to certain employees of EDAP TMS on August 23, 2023. The exercise price was fixed at €7.53 per share. Options were to begin vesting six months after the date of grant and all options will be fully vested as of August 23, 2026 (i.e., three years after the date of grant). The options will expire on August 23, 2033 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. The total fair value of the options granted on August 23, 2023 under this plan was €774 thousand. This non-cash compensation expense is recognized in the Company’s operating expenses over a period of 36 months (using the graded vesting method).
(ix)	80,000 options to subscribe to new shares to certain employees of EDAP TMS on September 20, 2023. The exercise price was fixed at €6.08 per share. Options were to begin vesting six months after the date of grant and all options will be fully vested as of September 20, 2026 (i.e., three years after the date of grant). The options will expire on September 20, 2033 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. The total fair value of the options granted on September 20, 2023 under this plan was €296 thousand. This non-cash compensation expense is recognized in the Company’s operating expenses over a period of 36 months (using the graded vesting method).
(x)	20,000 options to subscribe to new shares to certain employees of EDAP TMS on November 8, 2023. The exercise price was fixed at €6.64 per share. Options were to begin vesting six months after the date of grant and all options will be fully vested as of November 8, 2026 (i.e., three years after the date of grant). The options will expire on November 8, 2033 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. The total fair value of the options granted on November 8, 2023 under this plan was €81 thousand. This non-cash compensation expense is recognized in the Company’s operating expenses over a period of 36 months (using the graded vesting method).
(xi)	34,000 options to subscribe to new shares to certain employees of EDAP TMS on December 6, 2023. The exercise price was fixed at €4.98 per share. Options were to begin vesting six months after the date of grant and all options will be fully vested as of December 6, 2026 (i.e., three years after the date of grant). The options will expire on December 6, 2033 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. The total fair value of the options granted on December 6, 2023 under this plan was €103 thousand. This non-cash compensation expense is recognized in the Company’s operating expenses over a period of 36 months (using the graded vesting method).
(xii)	154,000 options to subscribe to new shares to certain employees of EDAP TMS on January 18, 2024. The exercise price was fixed at €5.29 per share. Options were to begin vesting six months after the date of grant and all options will be fully vested as of January 18, 2027 (i.e., three years after the date of grant). The options will expire on January 18, 2034 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. The total fair value of the options granted on January 18, 2024 under this plan was €521 thousand. This non-cash compensation expense is recognized in the Company’s operating expenses over a period of 36 months (using the graded vesting method).
(xiii)	12,000 options to subscribe to new shares to certain employees of EDAP TMS on February 28, 2024. The exercise price was fixed at €5.46 per share. Options were to begin vesting six months after the date of grant and all options will be fully vested as of February 28, 2027 (i.e., three years after the date of grant). The options will expire on February 28, 2034 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. The total fair value of the options granted on February 28, 2024 under this plan was €38 thousand. This non-cash compensation expense is recognized in the Company’s operating expenses over a period of 36 months (using the graded vesting method).
(xiv)	160,000 options to subscribe to new shares to certain employees of EDAP TMS on March 26, 2024. The exercise price was fixed at €6.83 per share. Options were to begin vesting six months after the date of grant and all options will be fully vested as of March 26, 2027 (i.e., three years after the date of grant). The options will expire on March 26, 2034 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. The total fair value of the options granted on March 26, 2024 under this plan was €630 thousand. This non-cash compensation expense is recognized in the Company’s operating expenses over a period of 36 months (using the graded vesting method).
(xv)	167,000 options to subscribe to new shares to certain employees of EDAP TMS on June 3, 2024. The exercise price was fixed at €5.48 per share. Options were to begin vesting six months after the date of grant and all options will be fully vested as of June 3, 2027 (i.e., three years after the date of grant). The options will expire on June 3, 2034 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. The total fair value of the options granted on June 3, 2024 under this plan was €473 thousand. This non-cash compensation expense is recognized in the Company’s operating expenses over a period of 36 months (using the graded vesting method).

The impact of this June 30, 2021, Plan on operating income, in accordance with ASC 718, was €442 thousand, €2,936 thousand and €2,502 thousand in 2022, 2023 and 2024, respectively.

Under this 2021 plan, 1,621,300 options are outstanding at December 31, 2024 and 814,494 are exercisable.

On June 28, 2024, the shareholders authorized the Board of Directors to grant up to a maximum of 2,000,000 options to subscribe to 2,000,000 new shares at a fixed price to be set by the Board of Directors. Conforming to this June 28, 2024 authorization, the Board of Directors granted:

(i)	34,000 options to subscribe to new shares to certain employees of EDAP TMS on August 21, 2024. The exercise price was fixed at €3.80 per share. Options were to begin vesting six months after the date of grant and all options will be fully vested as of August 21, 2027 (i.e., three years after the date of grant). The options will expire on August 21, 2034 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. The total fair value of the options granted on August 21, 2024 under this plan was €74 thousand. This non-cash compensation expense is recognized in the Company’s operating expenses over a period of 36 months (using the graded vesting method).
(ii)	72,000 options to subscribe to new shares to certain employees of EDAP TMS on November 6, 2024. The exercise price was fixed at €2.53 per share. Options were to begin vesting six months after the date of grant and all options will be fully vested as of November 6, 2027 (i.e., three years after the date of grant). The options will expire on November 6, 2034 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. The total fair value of the options granted on November 6, 2024 under this plan was €114 thousand. This non-cash compensation expense is recognized in the Company’s operating expenses over a period of 36 months (using the graded vesting method).

The impact of this June 28, 2024 stock-option plan on operating income, in accordance with ASC 718, was €37 thousand in 2024.

Forfeited stock-options are recognized as they occur, in accordance with ASU 2016-09.

The fair value of each stock option granted during the year is estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

	Nov-2024	Aug-2024	Jun-2024	Mar-2024	Feb-2024	Jan-2024
Weighted-average expected life (years)	5.79	5.79	5.79	5.79	5.79	5.79
Expected volatility rates(1)	60.31%	60.27%	60.52%	60.18%	63.24%	63.30%
Expected dividend yield	0%	0%	0%	0%	0%	0%
Risk-free interest rate	4.34%	3.76%	4.42%	4.24%	4.29%	4.08%
Weighted-average exercise price (€)	2.53	3.80	5.48	6.83	5.46	5.29
Weighted-average fair value of options granted during the year (€)	1.58	2.18	2.83	3.94	3.19	3.38
(1)	Historical volatility calculated over the weighted-average expected life.

As of December 31, 2024, a summary of stock option activity to purchase or to subscribe to shares under these plans is as follows:

	2024		2023		2022
	Options	Weighted	Options	Weighted	Options	Weighted
		average		average		average
		exercice		exercice		exercice
		price (€)		price (€)		price (€)
Outstanding on January 1,	3,198,913	6.26	2,613,886	5.66	2,408,508	4.38
Granted	599,000	5.34	686,000	8.53	571,000	9.07
Exercised	(24,584)	4.71	(55,973)	4.66	(320,622)	2.14
Forfeited	(742,416)	4.92	(45,000)	7.99	(45,000)	5.34
Expired	—	—	—	—	—	—
Outstanding on December 31,	3,030,913	6.42	3,198,913	6.26	2,613,886	5.66
Exercisable on December 31,	2,130,107	6.17	1,997,666	5.23	1,362,205	4.35
Share purchase options available for grant on December 31,	25,000		25,000		20,000

As of December 31, 2024, 1,894,000 options to subscribe to new shares are available for future grants.

The following table summarizes information about options to purchase existing shares held by the Company, or to subscribe to new shares, at December 31, 2024:

	Outstanding options				Fully vested options (1)
		Weighted	Weighted			Weighted
		average	average	Aggregate		average	Aggregate
		remaining	exercise	Intrinsic		exercise	Intrinsic
		contractual	price	Value		price	Value
Exercise price (€)	Options	life	(€)	(2)	Options	(€)	(2)
10.32	20,000	7.8	10.32	—	13,889	10.32	—
10.10	200,000	8.3	10.10	—	105,556	10.10	—
9.96	69,000	8.3	9.96	—	38,333	9.96	—
9.94	395,000	8.0	9.94	—	263,333	9.94	—
9.32	50,000	8.4	9.32	—	26,389	9.32	—
7.53	150,000	8.7	7.53	—	66,667	7.53	—
6.83	160,000	9.3	6.83	—	40,000	6.83	—
6.64	10,000	8.8	6.64	—	3,611	6.64	—
6.41	76,000	7.3	6.41	—	65,444	6.41	—
6.08	53,000	8.8	6.08	—	22,083	6.08	—
5.59	954,533	6.4	5.59	—	954,533	5.59	—
5.48	167,000	9.5	5.48	—	27,833	5.48	—
5.46	12,000	9.2	5.46	—	3,333	5.46	—
5.29	142,000	9.1	5.29	—	43,389	5.29	—
5.18	83,300	6.8	5.18	—	83,300	5.18	—
4.98	34,000	8.9	4.98	—	11,333	4.98	—
3.90	70,000	4.8	3.90	—	70,000	3.90	—
3.80	34,000	9.7	3.80	—	—	—	—
3.22	152,500	1.3	3.22	—	152,500	3.22	—
2.65	57,500	3.7	2.65	—	57,500	2.65	—
2.53	60,000	9.8	2.53	—	—	—	—
2.39	81,080	2.3	2.39	—	81,080	2.39	—
2.39 to 10.32	3,030,913	7.5	—	—	2,130,107	—	—
(1)	Fully vested options are all exercisable options.
(2)	The aggregate intrinsic value represents the total pre-tax intrinsic value, based on the Company’s closing stock price of $2.21 at December 31, 2024, which would have been received by the option holders had all in-the-money option holders exercised their options as of that date. If closing stock price is under exercise price, then the aggregate intrinsic value is not considered.

A summary of the status of the non-vested options to purchase shares or to subscribe to new shares as of December 31, 2024, and changes during the three years ended December 31, 2024, is presented below:

		Weighted average
		Grant-Date Fair
	Options	Value (€)
Non-vested at January 1, 2022	1,259,107	2.32
Granted	571,000	4.33
Vested	(543,426)	2.32
Forfeited	(35,000)	2.80
Non-vested at December 31, 2022	1,251,681	2.32
Granted	686,000	4.95
Vested	(691,434)	3.22
Forfeited	(45,000)	3.98
Non-vested at December 31, 2023	1,201,247	4.18
Granted	599,000	3.09
Vested	(461,526)	4.45
Forfeited	(437,916)	2.99
Non-vested at December 31, 2024	900,806	3.89

As of December 31, 2024, there were €1,352 thousand of total unrecognized compensation expenses related to non-vested stock-options, over a period of 2.9 years.

On June 30, 2021, the shareholders authorized the Board of Directors to grant up to a maximum of 200,000 free shares to certain employees. Conforming to this June 30, 2021 authorization, the Board of Directors granted:

(i)	61,500 free shares to certain employees of EDAP TMS on September 28, 2021. Free shares shall be definitively acquired by the relevant beneficiaries at the end of the vesting period (minimum one year period starting on the allocation date and ending on the acquisition date, i.e. two years starting on the allocation date). On September 28, 2022, 57,500 free shares were definitely acquired by French resident beneficiaries. The total fair value of the free shares granted on September 28, 2021 under this plan was €340 thousand. This non-cash compensation expense was recognized in the Company’s operating expenses upon allocation.
(ii)	40,000 free shares to the CEO of EDAP TMS on March 30, 2022. Free shares shall be definitively acquired by the relevant beneficiaries at the end of the vesting period (minimum one year period starting on the allocation date and ending on the acquisition date, i.e. two years starting on the allocation date). The total fair value of the free shares granted on March 30, 2022 under this plan was €259 thousand. This non-cash compensation expense was recognized in the Company’s operating expenses upon allocation.

Under this 2021 plan, no free shares are outstanding at December 31, 2024.

On June 30, 2022, the shareholders authorized the Board of Directors to grant up to 600,000 free shares. This new resolution superseded the June 30, 2021 resolution, cancelling the unused portion of the 2021 resolution. Conforming to this June 30, 2022 authorization, the Board of Directors granted:

(i)	291,500 free shares to certain employees of EDAP TMS on November 8, 2022. Free shares shall be definitively acquired by the relevant beneficiaries at the end of the vesting period, which begins six months after the date of grant and all shares will be fully vested as of November 8, 2025 (i.e. three years after the date of the grant). The total fair value of the free shares granted on November 8, 2022, under this plan was €2,963 thousand. This non-cash compensation expense is recognized in the Company’s operating expenses over a period of 36 months (using the graded vesting method).
(ii)	150,000 free shares to Mr. Marc Oczachowski, Chairman and Chief Executive Officer EDAP TMS on March 29, 2023. All free shares shall be definitively acquired one year after the date of the grant. All free shares will be subject to the required 12-month conservation period following the acquisition of the shares. The total fair value of the free shares granted on March 29, 2023 under this plan was €1,542 thousand. This non-cash compensation expense was recognized in the Company’s operating expenses upon allocation.
(iii)	50,000 free shares to the President of EDAP TMS France, Mr. Frédéric Pech on May 2, 2023. Free shares shall be definitively acquired at the end of the vesting period, which begins six months after the date of grant and all shares will be fully vested as of May 2, 2026 (i.e. three years after the date of the grant). The total fair value of the free shares granted on May 2, 2023, under this plan was €508 thousand. This non-cash compensation expense is recognized in the Company’s operating expenses over a period of 36 months (using the graded vesting method).

Under this 2022 plan, 107,984 free shares are outstanding at December 31, 2024.

On June 28, 2024, the shareholders authorized the Board of Directors to grant up to 600,000 free shares. This new resolution superseded the June 30, 2022 resolution, cancelling the unused portion of the 2022 resolution. No free shares were granted under this authorization as of December 31, 2024.

18-6    Accumulated other comprehensive income (loss)

The components of accumulated other comprehensive income (loss) net of tax, for the years ended December 31, 2024, and 2023, are as follows:

	Year Ended December 31, 2024
	Foreign currency	Provision for
	translation	retirement indemnities
	adjustment	(net of tax)	Total
Beginning balance	(4,451)	(37)	(4,487)
Other comprehensive income (loss) before reclassifications	—	—	—
Reclassified from accumulated other comprehensive loss	—	—	—
Net current-period other comprehensive income (loss)	(495)	88	(407)
Ending balance	(4,946)	51	(4,894)

	Year Ended December 31, 2023
	Foreign currency	Provision for
	translation	retirement indemnities
	adjustment	(net of tax)	Total
Beginning balance	(3,973)	144	(3,829)
Other comprehensive income (loss) before reclassifications	—	—	—
Reclassified from accumulated other comprehensive loss	—	—	—
Net current-period other comprehensive income (loss)	(478)	(180)	(658)
Ending balance	(4,451)	(37)	(4,487)